THE ONE® INCOME ANNUITYSM

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

RETIREMENT BUILDER VARIABLE ANNUITY ACCOUNT

Supplement Dated October 30, 2015

to the

Prospectus dated May 1, 2005 and the

Statement of Additional Information dated May 1, 2005

The following is hereby added to the Prospectus:

Effective on or about October 30, 2015, the following investment options are generally available to contracts:

SUBACCOUNT	PORTFOLIO	ADVISOR/SUBADVISOR
TA JPMorgan Enhanced Index – Initial Class	Transamerica JPMorgan Enhanced Index VP – Initial Class	J.P. Morgan Investment Management Inc.
Investment Objective: Seeks to earn a total return modestly in excess of the total return performance of the S&P 500® (including the reinvestment of dividends) while maintaining a volatility of return similar to the S&P 500®.
TA Jennison Growth – Initial Class	Transamerica Jennison Growth VP – Initial Class	Jennison Associates LLC
Investment Objective: Seeks long-term growth of capital.
TA Morgan Stanley Mid-Cap Growth – Initial Class	Transamerica Morgan Stanley Mid-Cap Growth VP – Initial Class	Morgan Stanley Investment Management Inc.
Investment Objective: Seeks capital appreciation.

Effective on or about December 4, 2015, the following hereby replaces the Asset Allocation Models section in the Statement of Additional Information:

Asset Allocation Models

General. Rather than selecting individual portfolios (i.e., being “self-directed”), you can select one of the four new asset allocation models listed below (“New Models”). The New Models will be available for selection effective on or about December 4, 2015. Additionally, effective on or about December 4, 2015, the existing four asset allocation models (“Old Models”) will no longer be available for selection; however, if you are currently invested in one of the four Old Models, you will continue to be invested in such model until you terminate the model (see “Termination” section below).

The amount invested in each subaccount will vary depending on the model’s particular asset allocation percentages. The asset allocation percentages for each model are shown below.

The four Old Models, listed in descending percentage of equity holdings, are:

GROWTH MODEL	ASSET ALLOCATION PERCENTAGE
JPMorgan Insurance Trust Core Bond Portfolio	10%
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio	14%
JPMorgan Mid Cap Value Portfolio	15%
JPMorgan U.S. Equity Portfolio	22%
TA Aegon Money Market	39%

GROWTH & INCOME MODEL	ASSET ALLOCATION PERCENTAGE
JPMorgan Insurance Trust Core Bond Portfolio	28%
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio	9%
JPMorgan Mid Cap Value Portfolio	11%
JPMorgan U.S. Equity Portfolio	16%
TA Aegon Money Market	36%

BALANCED MODEL	ASSET ALLOCATION PERCENTAGE
JPMorgan Insurance Trust Core Bond Portfolio	48%
JPMorgan Mid Cap Value Portfolio	9%
JPMorgan U.S. Equity Portfolio	13%
TA Aegon Money Market	30%

CONSERVATIVE GROWTH MODEL	ASSET ALLOCATION PERCENTAGE
JPMorgan Insurance Trust Core Bond Portfolio	70%
JPMorgan Mid Cap Value Portfolio	3%
JPMorgan U.S. Equity Portfolio	14%
TA Aegon Money Market	13%

The four New Models, listed in descending percentage of equity holdings, are:

GROWTH MODEL 2	ASSET ALLOCATION PERCENTAGE
JPMorgan Insurance Trust Core Bond Portfolio	10%
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio	14%
JPMorgan Mid Cap Value Portfolio	15%
JPMorgan U.S. Equity Portfolio	22%
TA Jennison Growth	11%
TA JPMorgan Enhanced Index	13%
TA Morgan Stanley Mid Cap Growth	15%

GROWTH & INCOME MODEL 2	ASSET ALLOCATION PERCENTAGE
JPMorgan Insurance Trust Core Bond Portfolio	28%
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio	9%
JPMorgan Mid Cap Value Portfolio	11%
JPMorgan U.S. Equity Portfolio	16%
TA Jennison Growth	8%
TA JPMorgan Enhanced Index	12%
TA Morgan Stanley Mid Cap Growth	11%
TA Aegon Money Market	5%

BALANCED MODEL 2	ASSET ALLOCATION PERCENTAGE
JPMorgan Insurance Trust Core Bond Portfolio	48%
JPMorgan Mid Cap Value Portfolio	9%
JPMorgan U.S. Equity Portfolio	13%
TA Jennison Growth	5%
TA JPMorgan Enhanced Index	11%
TA Morgan Stanley Mid Cap Growth	9%
TA Aegon Money Market	5%

CONSERVATIVE GROWTH MODEL 2	ASSET ALLOCATION PERCENTAGE
JPMorgan Insurance Trust Core Bond Portfolio	70%
JPMorgan Mid Cap Value Portfolio	3%
JPMorgan U.S. Equity Portfolio	14%
TA Jennison Growth	3%
TA JPMorgan Enhanced Index	7%
TA Morgan Stanley Mid Cap Growth	3%

The models are general asset mixes and may or may not be appropriate for you. Transamerica is not providing investment advice or any other service to you. There is no guarantee that the models will achieve any desired results or objectives.

The models should not be considered personal investment advice or serve as the sole or primary basis for making investment decisions. You should consider factors such as your age, goals and risk tolerance in selecting a model. You are solely responsible for determining if a model is right for you.

Before selecting a model, please note:

●	only one model can be used at a time;

●	you cannot allocate premium to any other subaccount if you select a model;

●	transfers you make between the various subaccounts will terminate your model; and

●	transfers from variable to fixed payments will be pro rata from the applicable subaccounts.

Rebalancing. Each model will be automatically rebalanced each year on the contract anniversary date. Rebalancing a model may involve transferring from subaccounts with higher returns into subaccounts with relatively lower returns in order to maintain the model’s asset allocation percentages. Transfers made as a result of automatic rebalancing are not counted against your 6 free transfers (in the event transfer fees are imposed in the future). Automatic rebalancing ends upon the termination of a model.

Termination. You can stop using (i.e., terminate) a model at any time by notifying us at our administrative and service office or by transferring amounts between the various subaccounts. If you are currently invested in an Old Model, you may also terminate such model at any time by opting into one of the four New Models.